Other operating income and expenses	12 Months Ended
Dec. 31, 2020
Other operating income and expenses
Other operating income and expenses

20.  Other operating income and expenses

An analysis of other operating income is as follows:

	2020		2019		2018
Gain on sale and leaseback (Note 12)	Ps.	710,522	Ps.	284,759	Ps.	609,168
Loss on sale of rotable spare parts furniture and equipment		(2,604)		(8,954)		(2,356)
Other income		22,415		51,403		15,161
	Ps.	730,333	Ps.	327,208	Ps.	621,973

An analysis of other operating expenses is as follows:

	2020		2019		2018
Administrative and operational support expenses	Ps.	632,041	Ps.	581,181	Ps.	536,079
Technology and communications		383,648		381,055		385,841
Passenger services		87,850		65,477		70,337
Insurance		53,507		74,661		60,892
Others		194		10,553		5,949
	Ps.	1,157,240	Ps.	1,112,927	Ps.	1,059,098